Stock-based compensation - Summary of Options Awards Activity (Details)	12 Months Ended
Mar. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ending balance, shares	2,692,619
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance, shares	0
Granted	2,806,905
Exercised	0
Forfeited	(114,286)
Ending balance, shares	2,692,619
Options awards exercisable	0
Options awards vested	2,692,619
Beginning balance, Weighted average exercise price | $ / shares	$ 0
Granted, Weighted average exercise price | $ / shares	21
Exercised, Weighted average exercise price | $ / shares	0
Forfeited, Weighted average exercise price | $ / shares	21
Ending balance, Weighted average exercise price | $ / shares	21
Options awards exercisable, Weighted average exercise price | $ / shares	0
Options awards vested, Weighted average exercise price | $ / shares	$ 21